Schedule of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 3,018	$ 3,550	$ 7,280	$ 5,225
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	481	717	1,100	1,101
Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,438	1,649	3,891	2,146
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,099	1,184	2,289	1,978
Upon delivery [member]
IfrsStatementLineItems [Line Items]
Revenue	339	846	1,064	1,267
Services overtime [member]
IfrsStatementLineItems [Line Items]
Revenue	2,679	2,704	6,216	3,958
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue	1,435	1,631	3,848	2,109
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	313	724	827	979
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,270	$ 1,195	$ 2,605	$ 2,137